UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21399

The Aegis Funds

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:      12/31

Date of reporting period:   3/31/09

Item 1.  SCHEDULE OF INVESTMENTS.
Aegis High Yield Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

	Shares or Principal Amount	Market Value
Corporate Bonds - 83.7%
Agriculture - 3.4%
Alliance One Intl. Inc., Company Guarantee, 11.00%, 5/15/2012	$200,000	$187,000

Apparel - 0.4%
Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014	50,000	24,500

Building Materials - 1.1%
Ply Gem Industries, Inc., Sr. Subord. Notes, 9.00%, 2/15/2012	250,000	63,125

Commercial Services - 4.3%
Great Lakes Dredge & Dock Corp., Sr. Subord. Notes, 7.75%, 12/15/2013	100,000	80,500
H&E Equipment Services, Inc., Sr. Notes, 8.375%, 7/15/2016	100,000	63,500
Rent-A-Center, Inc., Sr. Subord. Notes, 7.50%, 5/1/2010	100,000	98,250
		242,250

Computers - 3.7%
Sungard Data Systems, Inc., Company Guarantee, 10.25%, 8/15/2015	250,000	176,250
Unisys Corp., Sr. Notes, 8.00%, 10/15/2012	110,000	28,187
		204,437

Diversified Financial Services - 0.1%
Thornburg Mortgage, Inc., Sr. Unsec. Notes, 8.00%, 5/15/2013	250,000	5,938

Electric - 3.7%
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/2014	250,000	203,750

Energy-Alternate Sources - 4.3%
VeraSun Energy Corp., Sr. Sec. Notes, 9.875%, 12/15/2012(1)	250,000	241,250

Entertainment - 1.9%
Mohegan Tribal Gaming Authority, Sr. Unsec. Notes, 6.125%, 2/15/2013	250,000	108,750

Healthcare Services - 4.2%
Columbia/HCA, Inc., Debentures, 7.19%, 11/15/2015	100,000	68,054
HCA, Inc., Sr. Unsec. Notes, 6.375%, 1/15/2015	250,000	165,000
		233,054

Home Builders - 3.4%
Beazer Homes USA, Inc., Sr. Notes, 8.375%, 4/15/2012	250,000	73,750
Meritage Homes Corp., Company Guarantee, 7.00%, 5/1/2014	175,000	112,875
WCI Communities, Inc., Company Guarantee, 9.125%, 5/1/2012(1)	200,000	5,000
		191,625

Lodging - 1.6%
MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013	250,000	88,750

Media - 5.2%
Clear Channel Communications, Inc., Sr. Unsec. Notes, 6.25%, 3/15/2011	250,000	51,250
Mediacom LLC / Mediacom Capital Corp., Sr. Notes, 7.875%, 2/15/2011	250,000	238,750
Young Broadcasting, Inc., Sr. Subord. Notes, 10.00%, 3/1/2011(1)	$235,000	$26
		290,026

Metal Fabricate & Hardware - 1.6%
Wolverine Tube, Inc., Sr. Notes, 10.50%, 4/1/2009	100,000	86,500

Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 7.084%, 4/1/2015	200,000	164,750

Miscellaneous Manufacturing - 7.1%
Bombardier, Inc., Notes, 6.75%, 5/1/2012(2)	200,000	160,000
Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012	325,000	238,875
		398,875

Oil & Gas - 3.3%
Brigham Exploration Co., Sr. Notes, 9.625%, 5/1/2014	250,000	77,500
Stone Energy Corp., Sr. Subord. Notes, 8.25%, 12/15/2011	200,000	106,000
		183,500

Real Estate - 4.4%
Colonial Realty LP, Sr. Unsec. Notes, 6.25%, 6/15/2014	180,000	123,257
Colonial Realty LP, Sr. Unsec. Notes, 6.05%, 9/1/2016	200,000	121,494
		244,751

REITS - 15.7%
Brandywine Operating Partnership LP, Company Guarantee, 3.875%, 10/15/2026	625,000	428,906
Reckson Operating Partnership LP, Company Guarantee, 4.00%, 6/15/2025	200,000	179,250
Reckson Operating Partnership LP, Sr. Unsec. Notes, 6.00%, 3/31/2016	200,000	112,917
SL Green Realty Corp., Sr. Unsec. Notes, 3.00%, 3/30/2027(2)	250,000	154,688
		875,761

Retail - 3.8%
Finlay Fine Jewelry Corp., Sr. Notes, 8.375%, 6/1/2012	100,000	3,000
Remington Arms Company, Inc., Sr. Notes, 10.50%, 2/1/2011	250,000	211,250
		214,250

Semiconductors - 0.1%
Spansion LLC, Sr. Notes, 11.25%, 1/15/2016(1)(2)	250,000	6,875

Telecommunications - 3.4%
Intelsat Ltd., Sr. Notes, 6.50%, 11/1/2013	250,000	191,250

Transportation - 2.2%
Ship Finance Intl. Ltd., Sr. Notes, 8.50%, 12/15/2013	180,000	123,300

Trucking & Leasing - 1.8%
Greenbrier Companies, Inc., Sr. Notes, 8.375%, 5/15/2015	250,000	100,312

Total Corporate Bonds (Cost $7,387,231)		4,674,579

Preferred Stocks - 8.0%
Insurance - 2.9%
PMA Capital Corp.	24,000	163,200

REITS - 5.1%
HRPT Properties Trust, Series B	2,800	32,060
HRPT Properties Trust, Series D	$28,100	$249,247
		281,307

Total Preferred Stocks (Cost $558,677)		444,507

Short-Term Investments - 5.6%
UMB Bank Money Market Fiduciary, 0.049%(3)	315,544	315,544

Total Short-Term Investments (Cost $315,544)		315,544

Total Investments - 97.3% (Cost $8,261,452) (4)		5,434,630

Other Assets and Liabilities - 2.7%		152,113

Net Assets -100.0%		$5,586,743
 ________________________
(1)	Non-income producing security due to default or bankruptcy.
(2)
144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(3)	Variable rate security; the coupon rate represents the rate at March 31, 2009.
(4)	At March 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,261,452
Gross unrealized appreciation	$89,162
Gross unrealized depreciation	(2,915,984)
Net unrealized depreciation on investments	$(2,826,822)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 3/31/2009:

Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	$ 444,507
Level 2 – Other Significant Observable Inputs	$ 4,990,123
Level 3 – Significant Unobservable Inputs	-
Total	$ 5,434,630

Item 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title) /s/ Scott L. Barbee
Scott L. Barbee, President

Date:  May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Scott L. Barbee
Scott L. Barbee, President

Date:   May 28, 2009

By (Signature and Title) /s/ Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:   May 28, 2009